Net (Loss) Income Per Share - Calculation of Basic and Diluted Net (Loss) Income Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Numerator:
Net (loss) income	$ (1,339)	$ 303	$ (3,239)	$ 547
Denominator:
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders - basic	57,027	54,636	56,662	54,462
Dilutive effect of share equivalents resulting from share options and restricted share units		3,877		3,560
Weighted-average number of ordinary shares used in computing net (loss) income per share - diluted	57,027	58,513	56,662	58,022
Net (loss) income per share applicable to ordinary shareholders:
Basic	$ (0.02)	$ 0.01	$ (0.06)	$ 0.01
Diluted	$ (0.02)	$ 0.01	$ (0.06)	$ 0.01